Quarterly Holdings Report
for
Fidelity® SAI International Quality Index Fund
January 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IQI-NPRT1-0425
1.9898216.104
Common Stocks - 98.9%
	Shares	Value ($)
AUSTRALIA - 5.0%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
REA Group Ltd	25,588	3,924,644
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
JB Hi-Fi Ltd	54,297	3,387,664
Financials - 0.3%
Capital Markets - 0.1%
Netwealth Group Ltd	61,819	1,195,001
Pinnacle Investment Management Group Ltd	89,629	1,405,289
		2,600,290
Insurance - 0.2%
Medibank Pvt Ltd	1,367,681	3,372,313
Health Care - 0.3%
Health Care Technology - 0.3%
Pro Medicus Ltd	26,967	4,615,021
Industrials - 0.3%
Professional Services - 0.3%
Computershare Ltd	277,989	6,042,939
Information Technology - 0.6%
Software - 0.6%
Technology One Ltd	148,980	2,832,592
WiseTech Global Ltd	93,014	7,041,416
		9,874,008
Materials - 3.1%
Metals & Mining - 3.1%
BHP Group Ltd	1,868,173	45,881,747
Fortescue Ltd	840,984	9,849,078
		55,730,825
TOTAL AUSTRALIA		89,547,704
AUSTRIA - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Verbund AG Class A	41,425	3,184,395
DENMARK - 5.0%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Pandora A/S	41,094	7,886,543
Consumer Staples - 0.3%
Beverages - 0.3%
Carlsberg AS Series B	46,443	4,864,491
Financials - 0.2%
Banks - 0.2%
Ringkjoebing Landbobank A/S	13,339	2,178,879
Sydbank AS	27,109	1,440,376
		3,619,255
Health Care - 3.5%
Biotechnology - 0.4%
Genmab A/S (b)	32,845	6,455,916
Health Care Equipment & Supplies - 0.1%
Demant A/S (b)	46,115	1,859,140
Pharmaceuticals - 3.0%
Novo Nordisk A/S Series B	639,199	53,964,165
TOTAL HEALTH CARE		62,279,221

Industrials - 0.0%
Building Products - 0.0%
ROCKWOOL A/S Series B	4,682	1,664,959
Materials - 0.6%
Chemicals - 0.6%
Novonesis (Novozymes) B Series B	174,993	10,052,008
TOTAL DENMARK		90,366,477
FINLAND - 0.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Elisa Oyj A Shares	74,791	3,223,013
Industrials - 0.6%
Machinery - 0.6%
Kone Oyj B Shares	198,053	10,273,009
TOTAL FINLAND		13,496,022
FRANCE - 9.3%
Consumer Discretionary - 6.1%
Hotels, Restaurants & Leisure - 0.1%
La Francaise des Jeux SACA (c)(d)	52,445	1,995,628
Textiles, Apparel & Luxury Goods - 6.0%
Hermes International SCA	16,777	47,409,749
LVMH Moet Hennessy Louis Vuitton SE	80,667	59,000,214
		106,409,963
TOTAL CONSUMER DISCRETIONARY		108,405,591

Consumer Staples - 2.4%
Personal Care Products - 2.4%
L'Oreal SA	114,188	42,367,421
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	16,406	2,517,197
Industrials - 0.7%
Electrical Equipment - 0.7%
Legrand SA	130,235	13,277,826
TOTAL FRANCE		166,568,035
GERMANY - 6.1%
Communication Services - 0.2%
Entertainment - 0.2%
CTS Eventim AG & Co KGaA	29,082	2,848,016
Financials - 1.7%
Capital Markets - 1.3%
Deutsche Boerse AG	93,617	23,126,948
Insurance - 0.4%
Hannover Rueck SE	29,945	7,899,815
TOTAL FINANCIALS		31,026,763

Industrials - 0.3%
Machinery - 0.3%
Knorr-Bremse AG	32,822	2,604,790
Rational AG	2,541	2,263,035
		4,867,825
Information Technology - 3.9%
Software - 3.9%
Nemetschek SE	28,106	3,379,315
SAP SE	241,002	66,413,948
		69,793,263
TOTAL GERMANY		108,535,867
HONG KONG - 1.7%
Financials - 1.3%
Capital Markets - 1.3%
Hong Kong Exchanges & Clearing Ltd	591,900	23,166,781
Utilities - 0.4%
Electric Utilities - 0.4%
CK Infrastructure Holdings Ltd	300,500	2,043,981
Power Assets Holdings Ltd	677,500	4,377,896
		6,421,877
TOTAL HONG KONG		29,588,658
ISRAEL - 0.0%
Financials - 0.0%
Banks - 0.0%
First International Bank of Israel Ltd	25,909	1,377,314
ITALY - 2.5%
Consumer Discretionary - 1.7%
Automobiles - 1.3%
Ferrari NV (Italy)	54,900	23,726,728
Textiles, Apparel & Luxury Goods - 0.4%
Moncler SpA	113,273	7,200,977
TOTAL CONSUMER DISCRETIONARY		30,927,705

Financials - 0.6%
Banks - 0.3%
FinecoBank Banca Fineco SpA	303,233	5,785,014
Capital Markets - 0.2%
Azimut Holding SpA	53,357	1,400,973
Banca Generali SpA	28,435	1,428,906
		2,829,879
Financial Services - 0.1%
Banca Mediolanum SpA	125,825	1,699,512
TOTAL FINANCIALS		10,314,405

Information Technology - 0.1%
IT Services - 0.1%
Reply SpA	11,147	1,845,598
Materials - 0.1%
Construction Materials - 0.1%
Buzzi SpA	43,048	1,769,350
TOTAL ITALY		44,857,058
JAPAN - 20.2%
Communication Services - 2.5%
Entertainment - 2.5%
Capcom Co Ltd	166,800	3,808,409
Nexon Co Ltd	204,700	2,659,250
Nintendo Co Ltd	580,500	38,083,527
		44,551,186
Consumer Discretionary - 2.2%
Leisure Products - 0.1%
Sankyo Co Ltd	102,000	1,367,708
Specialty Retail - 2.1%
Fast Retailing Co Ltd	102,700	33,824,996
USS Co Ltd	214,400	1,922,373
ZOZO Inc	65,700	2,155,121
		37,902,490
TOTAL CONSUMER DISCRETIONARY		39,270,198

Consumer Staples - 0.5%
Personal Care Products - 0.1%
Rohto Pharmaceutical Co Ltd	109,100	1,849,542
Tobacco - 0.4%
Japan Tobacco Inc	249,400	6,353,671
TOTAL CONSUMER STAPLES		8,203,213

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Inpex Corp	481,500	5,746,246
Financials - 3.6%
Capital Markets - 0.3%
Japan Exchange Group Inc	518,800	5,481,744
Insurance - 3.3%
Ms&Ad Insurance Group Holdings Inc	655,000	13,580,711
Sompo Holdings Inc	491,900	13,717,157
Tokio Marine Holdings Inc	982,300	32,399,565
		59,697,433
TOTAL FINANCIALS		65,179,177

Health Care - 4.1%
Health Care Equipment & Supplies - 1.4%
Asahi Intecc Co Ltd	117,400	1,968,408
Hoya Corp	174,300	23,406,044
		25,374,452
Pharmaceuticals - 2.7%
Chugai Pharmaceutical Co Ltd	316,900	13,663,157
Daiichi Sankyo Co Ltd	966,900	26,957,579
Ono Pharmaceutical Co Ltd	232,800	2,421,905
Shionogi & Co Ltd	402,000	5,911,051
		48,953,692
TOTAL HEALTH CARE		74,328,144

Industrials - 2.8%
Professional Services - 2.7%
BayCurrent Inc	66,400	2,831,425
Recruit Holdings Co Ltd	643,300	44,897,319
		47,728,744
Trading Companies & Distributors - 0.1%
MonotaRO Co Ltd	122,000	2,101,891
TOTAL INDUSTRIALS		49,830,635

Information Technology - 4.0%
Electronic Equipment, Instruments & Components - 2.4%
Dexerials Corp	85,200	1,110,276
Keyence Corp	99,000	42,640,173
		43,750,449
IT Services - 0.3%
Obic Co Ltd	163,200	4,874,013
Semiconductors & Semiconductor Equipment - 1.0%
Disco Corp	46,800	13,545,009
Lasertec Corp	40,300	4,191,340
		17,736,349
Software - 0.3%
Oracle Corp Japan	16,600	1,515,411
Trend Micro Inc/Japan	62,300	3,690,669
		5,206,080
TOTAL INFORMATION TECHNOLOGY		71,566,891

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Daito Trust Construction Co Ltd	30,500	3,268,154
TOTAL JAPAN		361,943,844
NETHERLANDS - 8.0%
Communication Services - 0.6%
Entertainment - 0.6%
Universal Music Group NV	379,960	10,597,929
Financials - 1.4%
Financial Services - 1.4%
Adyen NV (b)(c)(d)	15,423	24,894,525
Industrials - 1.3%
Professional Services - 1.3%
Wolters Kluwer NV	123,657	22,545,521
Information Technology - 4.7%
Semiconductors & Semiconductor Equipment - 4.7%
ASM International NV	23,074	13,572,261
ASML Holding NV	89,318	66,074,137
BE Semiconductor Industries NV	38,284	4,952,562
		84,598,960
TOTAL NETHERLANDS		142,636,935
NORWAY - 0.0%
Financials - 0.0%
Insurance - 0.0%
Gjensidige Forsikring ASA	94,357	1,935,708
SINGAPORE - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Singapore Exchange Ltd	405,000	3,643,976
SPAIN - 2.7%
Consumer Discretionary - 2.6%
Hotels, Restaurants & Leisure - 0.9%
Amadeus IT Group SA Class A	223,725	16,478,554
Specialty Retail - 1.7%
Industria de Diseno Textil SA	557,200	30,245,157
TOTAL CONSUMER DISCRETIONARY		46,723,711

Utilities - 0.1%
Gas Utilities - 0.1%
Enagas SA	117,098	1,484,454
TOTAL SPAIN		48,208,165
SWEDEN - 2.9%
Communication Services - 0.2%
Interactive Media & Services - 0.0%
Hemnet Group AB	40,503	1,349,394
Wireless Telecommunication Services - 0.2%
Tele2 AB B Shares	276,446	3,075,417
TOTAL COMMUNICATION SERVICES		4,424,811

Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Evolution AB (c)(d)	94,095	7,218,934
Financials - 0.2%
Capital Markets - 0.2%
Avanza Bank Holding AB (e)	59,346	1,788,762
Nordnet AB	77,448	1,846,827
		3,635,589
Industrials - 1.9%
Machinery - 1.9%
Atlas Copco AB A Shares	1,954,800	32,656,442
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Mycronic AB	37,321	1,516,025
Software - 0.1%
Fortnox AB (e)	239,313	1,664,084
TOTAL INFORMATION TECHNOLOGY		3,180,109

TOTAL SWEDEN		51,115,885
SWITZERLAND - 10.6%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Swisscom AG	12,606	7,107,528
Financials - 3.4%
Capital Markets - 1.0%
Partners Group Holding AG	10,873	16,630,348
Swissquote Group Holding SA	5,328	2,330,689
		18,961,037
Insurance - 2.4%
Zurich Insurance Group AG	70,416	42,669,611
TOTAL FINANCIALS		61,630,648

Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
Sonova Holding AG	24,578	8,614,107
Industrials - 4.6%
Building Products - 0.7%
Belimo Holding AG	4,887	3,589,792
Geberit AG	16,602	9,311,339
		12,901,131
Electrical Equipment - 2.4%
ABB Ltd	761,301	41,454,654
Machinery - 0.8%
Schindler Holding AG	29,897	8,666,273
VAT Group AG (c)(d)	13,409	5,203,119
		13,869,392
Marine Transportation - 0.3%
Kuehne + Nagel International AG	26,386	6,014,529
Professional Services - 0.4%
SGS SA	75,460	7,334,306
TOTAL INDUSTRIALS		81,574,012

Information Technology - 0.6%
Software - 0.1%
Temenos AG	30,985	2,651,969
Technology Hardware, Storage & Peripherals - 0.5%
Logitech International SA	79,090	7,944,170
TOTAL INFORMATION TECHNOLOGY		10,596,139

Materials - 1.1%
Chemicals - 1.1%
EMS-Chemie Holding AG	3,368	2,390,790
Givaudan SA	3,944	17,265,691
		19,656,481
TOTAL SWITZERLAND		189,178,915
UNITED KINGDOM - 10.7%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Auto Trader Group PLC (c)(d)	444,128	4,325,745
Rightmove PLC	392,404	3,256,910
		7,582,655
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.6%
InterContinental Hotels Group PLC	79,358	10,581,707
Leisure Products - 0.2%
Games Workshop Group PLC	16,364	2,954,183
TOTAL CONSUMER DISCRETIONARY		13,535,890

Consumer Staples - 5.4%
Beverages - 1.9%
Diageo PLC	1,104,059	32,890,409
Personal Care Products - 2.8%
Unilever PLC	846,258	48,471,157
Tobacco - 0.7%
Imperial Brands PLC	393,306	13,265,292
TOTAL CONSUMER STAPLES		94,626,858

Financials - 0.8%
Capital Markets - 0.1%
Hargreaves Lansdown PLC	174,310	2,382,800
Financial Services - 0.3%
Wise PLC Class A (b)	330,870	4,570,137
Insurance - 0.4%
Admiral Group PLC	133,862	4,486,318
Beazley PLC	321,790	3,343,514
		7,829,832
TOTAL FINANCIALS		14,782,769

Industrials - 2.8%
Machinery - 0.2%
IMI PLC	129,465	3,229,736
Rotork PLC	423,268	1,833,686
		5,063,422
Professional Services - 2.6%
RELX PLC	923,692	45,867,298
TOTAL INDUSTRIALS		50,930,720

Information Technology - 0.5%
IT Services - 0.0%
Softcat PLC	66,468	1,321,915
Software - 0.5%
Sage Group PLC/The	498,276	8,328,112
TOTAL INFORMATION TECHNOLOGY		9,650,027

TOTAL UNITED KINGDOM		191,108,919
UNITED STATES - 13.0%
Consumer Staples - 3.2%
Food Products - 3.2%
Nestle SA	673,068	57,170,822
Health Care - 8.6%
Pharmaceuticals - 8.6%
GSK PLC	2,058,500	35,858,240
Novartis AG	542,733	56,811,572
Roche Holding AG	195,165	61,354,409
		154,024,221
Industrials - 1.2%
Professional Services - 1.2%
Experian PLC	456,546	22,489,309
TOTAL UNITED STATES		233,684,352
TOTAL COMMON STOCKS (Cost $1,708,303,342)		1,770,978,229

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (g) (Cost $836,048)	4.46	838,000	836,319

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.37	15,953,870	15,957,061
Fidelity Securities Lending Cash Central Fund (h)(i)	4.37	3,196,147	3,196,467
TOTAL MONEY MARKET FUNDS (Cost $19,153,528)			19,153,528

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,728,292,918)	1,790,968,076
NET OTHER ASSETS (LIABILITIES) - 0.0%	696,692
NET ASSETS - 100.0%	1,791,664,768

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	174	Mar 2025	20,623,350	1,073,210	1,073,210

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $43,637,951 or 2.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,637,951 or 2.4% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $695,602.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,897,635	210,096,408	217,036,982	343,723	-	-	15,957,061	15,953,870	0.0%
Fidelity Securities Lending Cash Central Fund	31,030,242	31,573,155	59,406,930	21,236	-	-	3,196,467	3,196,147	0.0%
Total	53,927,877	241,669,563	276,443,912	364,959	-	-	19,153,528	19,150,017

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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